Credit Risk - Group Level Credit Risk Management, Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Minimum ECL to recognise judgemental adjustments	£ 1
Climate change, period covered for ECL calculations	5 years
Stage 3 | Minimum
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	£ 316	£ 291
Stage 3 | Maximum
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	92	63
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	813	870
Accumulated impairment | ECL before Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	752	778
Accumulated impairment | ECL before Judgemental Adjustments | Individually assessed
Disclosure of credit risk exposure [line items]
Financial assets	188	168
Accumulated impairment | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Financial assets	323	342
Accumulated impairment | Corporate & Commercial Banking | ECL before Judgemental Adjustments
Disclosure of credit risk exposure [line items]
Financial assets	290	304
Accumulated impairment | Corporate & Commercial Banking | ECL before Judgemental Adjustments | Individually assessed
Disclosure of credit risk exposure [line items]
Financial assets	£ 180	£ 162